Development Costs (Details Narrative) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Development Costs
Research and development costs		€ 4,225	€ 4,640	€ 6,204
Reduction in research and development cost			€ 1,600
Research and development costs, percentage			25.00%
Submission fee	€ 2,100